Goodwill - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Goodwill [Line Items]
Changes in goodwill	$ 0	$ 0	$ 0
Goodwill impairment	$ 0	67,909	$ 0
Pollo Tropical
Goodwill [Line Items]
Changes in goodwill		0
Goodwill impairment		$ 0